RIGHT-OF-USE ASSETS AND LEASES - Other Lease Related Items (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
RIGHT-OF-USE ASSETS AND LEASES
Short-term lease expense	$ 181	$ 236
Variable lease expense	39	45
Leases with residual value guarantees	0	0
Cash outflow for leases	$ 501	$ 464